Intangible Assets and Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Goodwill	$ 34,841	$ 34,841
Amortization of intangible assets	8,900	8,900	$ 8,900
Liquefied natural gas segment
Goodwill [Line Items]
Goodwill	31,921	31,921
Liquefied petroleum gas segment
Goodwill [Line Items]
Goodwill	2,920	2,920
Operating Segments
Goodwill [Line Items]
Goodwill	$ 34,841	$ 34,841